GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of commitments and contingent liabilities [Table Text Block]
	Total	Year 1(3)	Year 2	Year 3	Year 4	Year 5+
Operating leases(1)	$ 7,401	$ 1,945	$ 1,820	$ 1,761	$ 1,731	$ 144
Direct cost of principal revenue(2)	466,947	144,527	83,416	78,582	53,474	106,948
	$ 474,348	$ 146,472	$ 85,236	$ 80,343	$ 55,205	$ 107,092